Non-controlling interests	12 Months Ended
Dec. 31, 2023
Non-controlling interests

15. Non-controlling interests

Through the License Agreement, FSD acquired 34.66% of Celly on July 31, 2023. As of December 31, 2023, the Company has a 26.15% (2022 – 0%) ownership interest in Celly through common shares held in Celly. The non-controlling interest represents the common shares of Celly not attributable to the Company.

Reconciliation of non-controlling interest is as follows:

$
Balance, December 31, 2022	—
Initial recognition of non-controlling interests	(24,467)
Share-based payments	16,702
Deemed dividend (Note 13)	8,673
Comprehensive loss for the period	(328,409)
Balance, December 31, 2023	(327,501)